LOAN FROM CONTROLLING SHAREHOLDER	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Loan From Controlling Shareholder
LOAN FROM CONTROLLING SHAREHOLDER

13. LOAN FROM CONTROLLING SHAREHOLDER

The amount of loan from controlling shareholder is non-trade, unsecured, interest-free, and repayable on demand. The amount has been fully repaid by the Company during the year ended December 31, 2023.

13. LOAN FROM CONTROLLING SHAREHOLDER

The amount of loan from controlling shareholder is non-trade, unsecured, interest-free and repayable on demand. The amount has been fully repaid by the Company during the year ended December 31, 2023.